Cover	Mar. 24, 2026
Cover [Abstract]
Document Type	6-K
Entity Central Index Key	0001973239
Document Fiscal Year Focus	2026
Document Period End Date	Mar. 24, 2026
Amendment Flag	false
Entity Registrant Name	ARM HOLDINGS PLC /UK
Current Fiscal Year End Date	--03-31
Document Fiscal Period Focus	FY